Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Disclosure of Basic and Diluted Loss Per Share

The calculations of the basic and diluted loss per share are based on the following data:

	Years ended December 31,
	2021	2022	2023
Loss:
Loss for the year attributable to owners of the Company for the purpose of calculating basic and diluted loss per share	$(94,797)	$(240,811)	$(172,601)
Number of shares (‘000):
Weighted average number of ordinary shares for the purpose of calculating basic and diluted loss per share	28,107	28,528	74,411
Loss per share – Basic and diluted $	$(3.37)	$(8.44)	$(2.32)

Disclosure of Detailed Information about Anti Dilutive Securities Excluded from Computation of Diluted Loss Per Share	As of December 31, 2021 and 2022, Series A1, A2, B and C convertible preferred shares, unvested restricted shares and share options outstanding were excluded from the calculation of diluted loss per share as their inclusion would have been anti-dilutive. As of December 31, 2023 share options outstanding and the private and public warrants were excluded from the calculation of diluted loss per share as their inclusion would have been anti-dilutive.

	As of December 31,
	2021 (Note i)	2022 (Note i)	2023 (Note i)
Number of series A1 convertible preferred shares (“Series A1 Preferred Shares”)	9,465,754	9,465,754	—
Number of series A2 convertible preferred shares (“Series A2 Preferred Shares”)	5,259,170	5,259,170	—
Number of series B convertible preferred shares (“Series B Preferred Shares”)	21,313,959	21,313,959	—
Number of series C convertible preferred shares (“Series C Preferred Shares”)	18,382,073	18,382,073	—
Unvested restricted shares	580,234	496,752	—
Share options	11,114,487	9,746,889	12,132,460
Apollomics private warrants	—	—	619,400
Apollomics public warrants	—	—	10,350,000

Note i: The exchange ratio has been applied to these instruments to give effect to the Business Combination

	As of December 31,
	2021 (Note ii)	2022 (Note ii)	2023
Number of series A1 convertible preferred shares (“Series A1 Preferred Shares”)	132,057,583	132,057,583	—
Number of series A2 convertible preferred shares (“Series A2 Preferred Shares”)	73,371,157	73,371,157	—
Number of series B convertible preferred shares (“Series B Preferred Shares”)	297,352,949	297,352,949	—
Number of series C convertible preferred shares (“Series C Preferred Shares”)	256,449,944	256,449,944	—
Unvested restricted shares	8,094,901	6,930,235	—
Share options	155,059,183	135,979,705	12,132,460
Apollomics private warrants	—	—	619,400
Apollomics public warrants	—	—	10,350,000
Penny warrants	—	—	57,500

Note ii: This was the presentation of these instruments as of December 31, 2021 and 2022, respectively, prior to the application of the exchange ratio used in the Business Combination